Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies

Note 2 – Basis of Presentation and Significant Accounting Policies

Basis of Presentation

The accompanying financial statements were prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

The preparation of financial statements and related footnotes in conformity with GAAP requires that management formulate estimates and assumptions that affect revenues, expenses, assets, liabilities and the disclosure of contingent assets and liabilities. A significant item that requires management’s estimates and assumptions is the estimate of proved oil, natural gas and natural gas liquid (“NGLs”) reserves which are used in the calculation of depletion of the Company’s oil and natural gas properties and impairment, if any, of proved oil and natural gas properties. Changes in estimated quantities of its reserves could impact the Company’s reported financial results as well as disclosures regarding the quantities and value of proved oil and natural gas reserves. Although management believes these estimates are reasonable, actual results could differ from these estimates.

Revenue Recognition

Revenues from the sale of oil, natural gas and NGLs are recognized when the product is delivered at a fixed or determinable price, title has transferred and collectability is reasonably assured. The Company recognizes revenues from the sale of oil, natural gas and NGLs using the sales method, whereby revenue is recorded based on the Company’s share of volumes sold. If the Company’s aggregate sales volumes for a well are greater (or less) than its proportionate share of production from the well, a liability (or receivable) is established to the extent there are insufficient proved reserves available to make up the overproduced (or under produced) imbalance. There were no material imbalances at December 31, 2017 or 2016.

Business Combinations

The Company accounts for all business combinations using the acquisition method, which involves the use of significant judgment. In a business combination, the acquiring company must allocate the cost of the acquisition to assets acquired and liabilities assumed based on fair values as of the acquisition date. Any excess or shortage of amounts assigned to assets and liabilities over or under the purchase price is recorded as a gain on bargain purchase or goodwill.

The Company estimates the fair values of assets acquired and liabilities assumed in a business combination using various assumptions (all of which are Level 3 inputs within the fair value hierarchy). The most significant assumptions typically relate to the estimated fair values assigned to proved and unproved oil and natural gas properties. To estimate the fair values of the proved and unproved oil and natural gas properties, the Company develops estimates of oil, natural gas and NGL reserves. Estimates of reserves are based on the quantities of oil, natural gas and NGLs that geological and engineering data demonstrate, with reasonable certainty, to be recoverable in future years from known reservoirs under existing economic and operating conditions. Additionally, a risk factor is applied to reserves by reserve type based on industry standards. The Company estimates future prices to apply to the estimated net quantities of reserves based on the applicable ownership percentage acquired and estimates future operating and development costs to arrive at estimates of future net cash flows. The future net cash flows are discounted using a market-based weighted average cost of capital rate determined appropriate at the time of the acquisition.

Oil and Natural Gas Properties

The Company follows the successful efforts method to account for its exploration and production activities. Under this method, costs incurred to purchase, lease, or otherwise acquire a property, whether unproved or proved, are capitalized when incurred. The Company initially capitalizes exploratory well costs pending a determination whether proved reserves have been found. At the completion of drilling activities, the costs of exploratory wells remain capitalized if a determination is made that proved reserves have been found. If no proved reserves have been found, the costs of exploratory wells are charged to expense. In some cases, a determination of proved reserves cannot be made at the completion of drilling, requiring additional testing and evaluation of the wells.

Other exploration costs, including geological and geophysical costs, delay rentals and administrative costs associated with unproved property and unsuccessful exploratory well costs are expensed as incurred. Additionally, costs to operate and maintain wells and field equipment are expensed as incurred.

Depletion is computed on a units-of-production basis over the remaining estimated life of proved reserves. Capitalized drilling and development costs of producing oil and natural gas properties are amortized based on the total estimated proved developed reserves. Proved leasehold costs associated with proved reserves are depleted based on total proved reserves, which includes proved undeveloped reserves. Under the unit-of-production method, oil and natural gas volumes are considered produced once they have been measured through meters at custody transfer or sales transaction points at the outlet valve on the lease or field storage tank.

Unproved properties and the related costs are transferred to proved properties when reserves are discovered on, or otherwise attributed, to the property.

The net carrying values of retired, sold or abandoned proved properties that constitute less than a complete unit of depletable property are charged, net of proceeds, to accumulate depreciation, depletion and amortization unless doing so significantly affect the unit-of-production amortization rate, in which case a gain or loss is recognized to earnings. Gains or losses from the disposal of complete units of depletable property are recognized in earnings.

Proceeds from sales of all or a partial interest in individual unproved properties assessed for impairment on a group basis are accounted for as a recovery of costs. No gain or loss is recognized unless the sales proceeds exceed the original cost of the entire interest in the property, in which a gain will be recognized for the excess.

Impairment of Oil and Natural Gas Properties

Proved oil and natural gas properties are evaluated for impairment annually or when facts or circumstances indicate that the carrying value of those assets may not be recoverable, such as when there are declines in oil and natural gas prices or well performance. In performing this assessment, assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. An impairment loss is indicated if the sum of the estimated undiscounted future cash flows related to an asset group is less than the carrying value of that asset group. If an impairment loss has been incurred, the loss recognized is the excess of the carrying amount over the estimated fair value.

The Company calculates the estimated fair value using a discounted future cash flow model. Management’s assumptions associated with the calculation of future cash flows include oil and natural gas prices based on NYMEX futures price strips, as well as other assumptions, including (i) pricing adjustments for differentials, (ii) production costs, (iii) capital expenditures, (iv) production volumes, (v) timing of development, and (vi) estimated reserves. A discount rate, consistent with that used by market participants, is applied to the estimated future cash flows in order to estimate fair value. Cash flow estimates for impairment testing exclude the effects of derivative instruments.

It is reasonably possible that the estimate of undiscounted future net cash flows may change in the future resulting in the need to impair carrying values. The primary factors that may affect estimates of future cash flows are (i) oil and natural gas futures prices, (ii) increases or decreases in production and capital costs, (iii) future reserve adjustments, both positive and negative, to proved reserves and appropriate risk-adjusted probable and possible reserves, and (iv) results of future drilling activities.

The Company’s unproved properties are assessed for impairment annually, or more frequently if events or changes in circumstances dictated that the carrying value of those assets may not be recoverable. Unproved leasehold costs are amortized on a group basis if individually insignificant, and a valuation allowance is established with a monthly amortization charge to exploration expense for the portion of the properties’ total cost that management estimates may never be transferred to proved properties during the lives of the respective leases. The impairment amortization rate considers the Company’s current drilling plans, the remaining terms of the respective leases and the results of exploratory drilling activity, and can be affected by economic factors including oil and natural gas price outlooks, projected capital costs, and available liquidity.

Costs of expired or relinquished leases are charged against the valuation allowance.

Drilling Advances

The Company’s drilling advances consist of cash provided to the Company from its joint interest partners for planned drilling activities. Advances are applied against the joint interest partner’s share of expenses incurred. As noted above, the Company entered into MSAs with Citizen and Linn to perform services, including operating the contributed assets. Any drilling advances due to or from other joint interest owners are maintained by Citizen and Linn. See Note 12 – Transactions with Affiliates for additional discussion of the MSAs and transactions with Citizen and Linn.

Asset Retirement Obligation

The Company is obligated to fund the costs of disposing of long-lived assets upon their abandonment. The Company’s asset retirement obligations (“ARO”) relate to the plugging of wells and the related abandonment of oil and natural gas properties. AROs are recognized as liabilities with an increase to the carrying amounts of the related assets when the obligation is incurred. The cost of the asset, including ARO, is depreciated over the useful life of the asset. Fair value of ARO is measured using the expected future cash outflows required to satisfy the retirement obligations discounted at the Company’s credit-adjusted risk-free interest rate. Accretion expense is recognized over time as the discounted liabilities are accreted to their expected settlement value and the liability is settled or the well is sold, at which time the liability is removed. Accretion expense is included in accretion expense in the accompany statements of operations.

Derivative Instruments

The Company has entered into commodity derivative instruments to reduce the effect of price changes on a portion of the Company’s future oil and natural gas production.

The commodity derivative instruments are measured at fair value and are included in the balance sheet as derivative assets and derivative liabilities, on a net basis by counterparty. The Company has not designated any of the derivative contracts as fair value or cash flow hedges for accounting purposes for any of the periods presented. Accordingly, net gains and losses on commodity derivative instruments are recorded based on the changes in the fair values of the derivative instruments and are included in loss on derivative contracts in the accompanying statements of operations. The Company’s cash flow is impacted when the settlements under the commodity derivative contracts result in making or receiving a payment to or from the counterparty and are reflected as operating activities in the Company’s statements of cash flows. The Company’s firm sales contracts qualify for the normal purchase and normal sale exception. Contracts that qualify for this treatment do not require mark-to-market accounting treatment.

Cash and Cash Equivalents

The Company maintains its cash balances at credit-worthy financial institutions that are insured by the Federal Deposit Insurance Corporation (“FDIC”). At times, cash balances may be in excess of FDIC limits. The Company has not incurred any losses related to the amounts in excess of FDIC limits.

Accounts Receivable

Accounts receivable consists mainly of receivables from oil, natural gas and NGL purchasers and joint interest owners on properties the Company operates. Accounts receivable from the sale of oil, natural gas and NGLs are accrued based on estimates of the volumetric sales and prices the Company believes it will receive. The Company routinely reviews outstanding balances, assesses the financial strength of its purchasers and joint interest owners and records a reserve for amounts not expected to be fully recovered. The need for an allowance is determined based upon reviews of individual accounts, existing economic conditions and other pertinent factors. No bad debt expense was recorded for the years ended December 31, 2017, 2016 or 2015 and the Company had no reserve for bad debts at December 31, 2017 or 2016.

Deferred Financing Costs

Costs incurred in connection with the Company’s debt are capitalized and amortized as interest expense over the scheduled maturity period. Unamortized costs are associated with the Company’s revolving credit facility and are reflected as a component of long-term assets on the accompanying balance sheets.

Equity-Based Compensation

In December 2017, the Company granted certain employees performance share units (“PSUs”) pursuant to the Roan Resources LLC Management Incentive Plan (the “Plan”). PSUs issued under this Plan were recognized as equity awards based on their characteristics. The compensation measurement was based on the grant date fair value of the award. Equity compensation is recognized over the requisite service period. For employees directly involved in exploration and development activities, equity compensation is capitalized to the Company’s oil and natural gas properties. Equity compensation not capitalized is recognized in general and administrative expenses or production expense in the statements of operations.

Comprehensive Income

The Company has no elements of comprehensive income other than net income.

Concentrations of Credit Risk

The Company sells oil, natural gas and NGLs to various types of customers. The future availability of a ready market for oil, natural gas and NGL depends on numerous factors outside the Company’s control, none of which can be predicted with certainty. Additionally, limitations on capacity at processing plants could also impact the Company’s ability to sell its oil, natural gas and NGLs. The Company is subject to credit risk resulting from the concentration of its oil, natural gas and NGL receivables with two significant purchasers. The Company does not believe the loss of any single purchaser would materially impact its results of operations because oil, natural gas and NGLs are fungible products with well-established markets and numerous purchasers.

For the years ended December 31, 2017, 2016, and 2015, the Company had the following major customers that exceeded 10% of total oil, natural gas and NGL revenues:

	Year Ended December 31,
	2017	2016	2015
Sunoco Inc.	40%	55%	61%
EnLink Oklahoma Gas Processing, LP	39%	31%	*
Cimarex Energy Company	*	*	14%

*	Revenue from customer was less than 10% in this year

The Company’s derivative transactions have been carried out in the over-the-counter market. The entry into derivative transactions in the over-the-counter market involves the risk that the counterparties, which are financial institutions, may be unable to meet the financial terms of the transactions. The Company monitors on an ongoing basis the credit ratings of its derivative counterparties and considers its counterparties’ credit default risk ratings in determining the fair value of its derivative contracts. The Company’s derivative contracts are with multiple counterparties to minimize its exposure to any individual counterparty. The counterparties to the Company’s derivative contracts at December 31, 2017 are also lenders under its revolving credit facility entered into in September 2017. As a result, the Company does not require collateral or other security from counterparties nor is the Company required to post collateral to support derivative instruments. The Company has master netting agreements with all of its derivative counterparties, which allow the Company to net its derivative assets and liabilities with the same counterparty. As a result of the netting provisions, the Company’s maximum amount of loss under derivative transactions due to credit risk is limited to the net amounts due from the counterparties under the derivative contracts.

Fair Value Measurements

The Company follows a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1— Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets as of the reporting date.

Level 2— Observable market-based inputs or unobservable inputs that are corroborated by market data. These are inputs other than quoted prices in active markets included in Level 1 that are either directly or indirectly observable as of the reporting date.

Level 3— Unobservable inputs that are not corroborated by market data and may be used with internally developed methodologies that result in management’s best estimate of fair value.

Reclassifications of fair value between Level 1, Level 2 and Level 3 of the fair value hierarchy, if applicable, are made at the end of each quarter. There were no transfers between levels during 2017 or 2016.

The carrying values of the Company’s receivables, payables and long-term debt are estimated to be substantially the same as their fair values at December 31, 2017 and 2016. As noted above, the Company carries its derivative financial instruments at fair value.

Commitments and Contingencies

The Company is subject to legal proceedings, claims, and liabilities that arise in the ordinary course of business. An accrual is recorded for a loss contingency when its occurrence is probable and damages can be reasonably estimated based on the anticipated most likely outcome or the minimum amount within a range of possible outcomes. The Company regularly reviews contingencies to determine the adequacy of its accruals and related disclosures. The amount of ultimate loss may differ from these estimates. Except for environmental contingencies acquired in a business combination, which are recorded at fair value, the Company accrues losses associated with environmental obligations when such losses are probable and can be reasonably estimated.

Earnings per Unit

The Company uses the treasury stock method to determine the potential dilutive effect of outstanding performance share units. Refer to Note 11 – Performance Share Units for details on the Company’s performance share units.

Income Taxes

The Company is organized as a Delaware limited liability company. The Company is treated as a flow-through entity for income tax purposes. As a result, the net taxable income or loss of the Company and any related tax credits, for federal income tax purposes, are deemed to pass to the members and are included in the Company’s tax returns even though such net taxable income or loss and tax credits may not have actually been distributed. Accordingly, no tax provision has been made in the financial statements of the Company since the income tax is an obligation of the members.

Risks and Uncertainties

Historically, the markets for oil, natural gas, and NGLs have experienced significant price fluctuations. Price fluctuations can result from variations in weather, regional levels of production, availability of transportation capacity, and various other factors. Increases or decreases in the prices the Company receives for its production could have a significant impact on the Company’s future results of operations and reserve quantities.

A portion of the Company’s oil and natural gas production may be interrupted, or shut in, from time to time for various reasons, including, but not limited to, as a result of accidents, weather conditions, the unavailability of gathering, processing, compression, transportation or refining facilities or equipment or field labor issues, or intentionally as a result of market conditions such as oil or natural gas prices that the Company deems uneconomic. If a substantial amount of the Company’s production is interrupted or shut in, the Company’s cash flows and, in turn, it’s financial condition and results of operations could be materially and adversely affected.